ACCRUED EXPENSES AND OTHER CURRENT LIABILITIES (Schedule of Accrued Expenses and Other Current Liabilities) (Parenthetical) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Accounts Payable and Accrued Liabilities [Line Items]
Business Combination, Consideration Transferred			$ 2,541
Payable To Minority Shareholders For Purchase Of Minority Interest	$ 338
Dagong Technology [Member]
Accounts Payable and Accrued Liabilities [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired	20.00%
Business Combination, Consideration Transferred	$ 626
Payable To Minority Shareholders For Purchase Of Minority Interest	$ 338